Senior Unsecured Bond - Additional Information (Details) - 2020 Senior Unsecured Bonds [Member] $ in Millions	Sep. 30, 2020 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount	$ 100.0
Interest rate on bond	8.00%